CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 121	$ 19,902	$ 6,081,014	$ (3,006,299)	$ 3,094,738
Balance, shares at Dec. 31, 2013	121,000	19,901,794
Sale of common stock units for cash		$ 5,999	5,101,599		5,107,598
Sale of common stock units for cash, shares		5,999,168
Common stock warrants subscribed			2,100		2,100
Stock based compensation			1,203,534		$ 1,203,534
Vested stock awards issued		$ 134	(134)
Vested stock awards issued, shares		133,332
Unvested stock awards issued		$ 45	(45)
Unvested stock awards issued, shares		45,455
Common stock issued for acquisition		$ 600	755,400		$ 756,000
Common stock issued for acquisition, shares		600,000
Common stock issued upon conversion of preferred stock	$ (35)	$ 350	(315)
Common stock issued upon conversion of preferred stock, shares	(35,000)	350,000
Net loss				(4,411,563)	$ (4,411,563)
Balance at Dec. 31, 2014	$ 86	$ 27,030	13,143,153	(7,417,862)	5,752,407
Balance, shares at Dec. 31, 2014	86,000	27,029,749
Stock based compensation			739,146		739,146
Vested stock awards issued		$ 128	(128)
Vested stock awards issued, shares		128,331
Common stock issued upon conversion of preferred stock	$ (86)	$ 860	(774)
Common stock issued upon conversion of preferred stock, shares	(86,000)	860,000
Proceeds from warrant offering			6,921		6,921
Shares issued for services		$ 92	101,272		101,364
Shares issued for services, shares		92,149
Net loss				(2,723,909)	(2,723,909)
Balance at Dec. 31, 2015		$ 28,110	$ 13,989,590	$ (10,141,771)	$ 3,875,929
Balance, shares at Dec. 31, 2015		28,110,229